REVENUES - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 1,832	$ 1,907
Contract assets (Note 9)	151	155
Long-term contract assets (Note 16)	457	355
Contract liabilities (Note 6)	69	62
Long-term contract liabilities1 (Note 19)	12	32
Revenue recognized	$ 64	$ 51